GJMB Growth Fund
Schedule of Investments
June 30, 2002 (Unaudited)

Common Stocks - 67.3%                                               Shares                      Value

Aircraft - 3.5%
Boeing Co.                                                           9,000                $   405,000
                                                                                          ----------------
Beverages - 3.1%
Coca-Cola Co.                                                        6,500                    364,000
                                                                                          ----------------
Biological Products (No Diagnostic Substances) - 2.5%
Amgen, Inc.                                                          7,000                    293,160
                                                                                           ----------------
Computer Storage Devices - 1.3%
EMC Corp.                                                           20,000                    151,000
                                                                                           ----------------
Computers & Office Equipment - 1.8%
International Business Machines Corp.                                3,000                    216,000
                                                                                           ----------------
Electronic & Other Electrical Equipment
     (No Computer Equipment) - 3.0%
General Electric Co.                                                12,000                    348,600
                                                                                           ----------------
Electronic Computers - 1.0%
Sun Microsystems, Inc.                                              22,500                    112,725
                                                                                           ----------------
Finance Services - 2.2%
Morgan Stanley Dean Witter & Co.                                     6,000                    258,480
                                                                                           ----------------
Fire, Marine, Casualty Insurance - 3.0%
American International Group, Inc.                                   5,200                    354,796
                                                                                           ----------------
Motor Vehicles & Passenger Car Bodies - 3.0%
Ford Motor Co.                                                      22,000                    352,000
                                                                                           ----------------
National Commercial Banks - 2.6%
U.S. Bancorp                                                        13,000                    303,550
                                                                                           ----------------
Oil & Gas - 2.6%
Royal Dutch Petroleum Co. (c)                                        5,500                    303,985
                                                                                           ----------------
Paper Mills - 3.1%
Kimberly-Clark Corp.                                                 5,800                    359,600
                                                                                           ----------------
Petroleum Refining - 1.9%
ChevronTexaco Corp.                                                  2,500                    221,250
                                                                                           ----------------


See accompanying notes which are an integral part of the financial statements.

GJMB Growth Fund
Schedule of Investments
June 30, 2002 (Unaudited) - continued

Common Stocks - 67.3% - continued                                 Shares                    Value

Pharmaceutical Preparations - 13.9%
Abbott Laboratories, Inc.                                          7,000                   $ 263,550
Bristol-Myers Squibb, Inc.                                        10,000                     257,000
Eli Lilly and Co.                                                  4,500                     253,800
Johnson & Johnson                                                  5,000                     261,300
Merck & Co., Inc.                                                  5,500                     278,520
Pfizer, Inc.                                                       9,000                     315,000
                                                                                          ---------------
                                                                                           1,629,170
                                                                                          ----------------
Radio & TV Broadcasting & Communications Equipment - 1.8%
Motorola, Inc.                                                    14,500                     209,090
                                                                                          ----------------
Radiotelephone Communications - 1.2%
AT&T Wireless Services, Inc. (a)                                  25,000                     146,250
                                                                                          ----------------
Savings Institutions, Not Federally Chartered - 3.2%
Washington Mutual, Inc.                                           10,200                     378,522
                                                                                          ----------------
Semiconductors & Related Devices - 2.5%
Intel Corp.                                                        9,000                    164,430
Texas Instruments, Inc.                                            5,700                    135,090
                                                                                          ----------------
                                                                                            299,520
                                                                                          ----------------
Services - Miscellaneous Amusement & Recreation - 2.5%
Walt Disney Co.                                                   15,500                    292,950
                                                                                          ---------------
Services - Prepackaged Software - 4.7%
Microsoft Corp. (a)                                                7,000                    378,840
Oracle Corp. (a)                                                  18,000                    170,460
                                                                                          ----------------
                                                                                            549,300
                                                                                          ----------------
Telephone Communications (No Radiotelephone) - 2.9%
AT&T Wireless Corp.                                               14,000                    149,800
Verizon Communications, Inc.                                       5,000                    200,750
                                                                                         ----------------
                                                                                            350,550
                                                                                         ----------------
TOTAL COMMON STOCKS (Cost $9,818,477)                                                     7,899,498
                                                                                         ----------------

See accompanying notes which are an integral part of the financial statements.

GJMB Growth Fund
Schedule of Investments
June 30, 2002 (Unaudited) - continued


                                                                  Principle
                                                                  Value                   Value

Money Market Securities - 32.7%
Huntington Money Fund-Investment A, 0.76%,(Cost $3,832,501)(b)    3,832,501                $ 3,832,501
                                                                                        ----------------
TOTAL INVESTMENTS (Cost $13,650,978) - 100.0%                                               11,731,999
                                                                                        ----------------
Cash and other assets less liabilities - 0.0%                                                    1,475
                                                                                        ----------------
TOTAL NET ASSETS - 100.0%                                                                $  11,733,474
                                                                                        ================
(a) Non-income producing.
(b) Variable rate security; the coupon rate shown represents the rate at June
30, 2002.
(c) American Depositary Receipt


See accompanying notes which are an integral part of the financial statements.

GJMB Growth Fund
Statement of Assets and Liabilities
June 30, 2002 (Unaudited)

Assets
Investments in securities, at value (cost $13,650,978)                                   $ 11,731,999
Cash                                                                                               34
Interest receivable                                                                             2,404
Dividends receivable                                                                           10,765
     Total assets                                                                          11,745,202
                                                                                         -----------------
Liabilities
Accrued advisory fees                                                                          11,728
     Total liabilities                                                                         11,728
                                                                                         -----------------
Net Assets                                                                               $ 11,733,474
                                                                                         =================
Net Assets consist of:
Paid in capital                                                                            14,796,301
Accumulated net investment income (loss)                                                        2,296
Accumulated net realized gain (loss) on investments                                        (1,146,144)
Net unrealized appreciation (depreciation) on investments                                  (1,918,979)
                                                                                         -----------------
Net Assets, for 1,349,650 shares                                                         $ 11,733,474
                                                                                         =================

Net Asset Value
Offering price and redemption price per share ($11,733,474 / 1,349,650)                       $ 8.69
                                                                                         =================



See accompanying notes which are an integral part of the financial statements.

GJMB Growth Fund
Statement of Operations
Six months ended June 30, 2002 (Unaudited)


Investment Income
Dividend income                                                                                $ 59,100
Interest income                                                                                  16,550
                                                                                           ----------------
  Total Income                                                                                   75,650
                                                                                           ----------------
Expenses
Investment advisor fee                                                                           73,354
Trustee expenses                                                                                  1,031
                                                                                           ----------------
  Total Expenses                                                                                 74,385
Reimbursed expenses                                                                              (1,031)
                                                                                           ----------------
Total operating expenses                                                                         73,354
                                                                                           ----------------
Net Investment Income (Loss)                                                                      2,296
                                                                                           ----------------

Realized & Unrealized Gain (Loss)
Net realized gain (loss) on investment securities                                              (420,431)
Change in net unrealized appreciation (depreciation)
   on investment securities                                                                    (891,095)
                                                                                           ----------------
Net realized and unrealized gain (loss) on investment securities                             (1,311,526)
                                                                                           ----------------

Net increase (decrease) in net assets resulting from operations                            $ (1,309,230)
                                                                                           ================


See accompanying notes which are an integral part of the financial statements.

GJMB Growth Fund
Statement of Changes In Net Assets

                                                                                       Period Ended         Period Ended
                                                                                      June 30, 2002         December 31,
Increase (Decrease) in Net Assets                                                      (Unaudited)            2001 (a)
                                                                                     -----------------   -------------------
Operations
  Net investment income (loss)                                                                $ 2,296              $ 16,230
  Net realized gain (loss) on investment securities                                          (420,431)             (689,364)
  Change in net unrealized appreciation (depreciation)                                       (891,095)              280,375
                                                                                      -----------------   -------------------
  Net increase (decrease) in net assets resulting from operations                          (1,309,230)             (392,759)
                                                                                      -----------------   -------------------
Distributions
  From net investment income                                                                        -               (55,707)
  From net realized gain                                                                            -               (13,468)
                                                                                     -----------------   -------------------
  Total distributions                                                                               -               (69,175)
                                                                                     -----------------   -------------------
Capital Share Transactions
  Proceeds from shares sold                                                                 2,371,032               259,944
  Reinvestment of distributions                                                                     -                68,431
  Amount paid for shares repurchased                                                       (1,336,145)             (555,291)
                                                                                     -----------------   -------------------
  Net increase (decrease) in net assets resulting
     from share transactions                                                                1,034,887              (226,916)
                                                                                     -----------------   -------------------
Total Increase (Decrease) in Net Assets                                                      (274,343)             (688,850)
                                                                                     -----------------   -------------------

Net Assets
  Beginning of period                                                                      12,007,817            12,696,667
                                                                                     -----------------   -------------------
  End of period [including accumulated net
    investment income (loss) of  $2,296 and $0, respectively]                            $ 11,733,474          $ 12,007,817
                                                                                     =================   ===================


Capital Share Transactions
  Shares sold                                                                                 247,076                26,914
  Shares issued in reinvestment of distributions                                                    -                 7,143
  Shares repurchased                                                                         (140,748)              (58,963)
                                                                                     -----------------   -------------------

  Net increase (decrease) from capital transactions                                           106,328               (24,906)
                                                                                     =================   ===================


(a) The Fund elected to change its fiscal year to December 31. The figures shown are for the period July 1, 2001 through December 31, 2000.



See accompanying notes which are an integral part of the financial statements.

GJMB Growth Fund
Financial Highlights

                                              Period ended      Period ended        Year ended     Year ended     Period ended
                                              June 30, 2002     December 31,         June 30,       June 30,        June 30,
                                              (Unaudited)           2001        (d)    2001           2000            1999       (c)
                                              -------------   ------------------   -------------  -------------- ----------------

Selected Per Share Data
Net asset value, beginning of period                $ 9.66              $ 10.01         $ 12.68         $ 11.02          $ 10.00
                                              -------------   ------------------   -------------  -------------- ----------------
Income from investment operations
  Net investment income (loss)                        0.00                 0.01            0.05            0.05             0.02
  Net realized and unrealized gain (loss)            (0.97)               (0.30)          (2.33)           1.67             1.00
                                              -------------   ------------------   -------------  -------------- ----------------
Total from investment operations                     (0.97)               (0.29)          (2.28)           1.72             1.02
                                              -------------   ------------------   -------------  -------------- ----------------
Less Distributions to shareholders:
  From net investment income                          0.00                (0.05)          (0.05)          (0.02)            0.00
  From net realized gain                              0.00                (0.01)          (0.34)          (0.04)            0.00

                                              -------------   ------------------   -------------  -------------- ----------------
Total distributions                                   0.00                (0.06)          (0.39)          (0.06)            0.00
                                              -------------   ------------------   -------------  -------------- ----------------

Net asset value, end of period                      $ 8.69               $ 9.66         $ 10.01         $ 12.68          $ 11.02
                                              =============   ==================   =============  ============== ================

Total Return                                        (10.04)(b)            (2.93)(b)      (18.19)%        15.61%           10.20% (b)

Ratios and Supplemental Data
Net assets, end of period (000)                    $11,733              $12,008         $12,697         $12,967           $6,502
Ratio of expenses to average net assets              1.20% (a)            1.20% (a)       1.20%           1.20%            1.20% (a)
Ratio of expenses to average net assets
   before waiver & reimbursement                     1.22% (a)            1.22% (a)       1.23%           1.22%            1.25% (a)
Ratio of net investment income to
   average net assets                                0.04% (a)            0.27% (a)       0.40%           0.40%            0.34% (a)
Ratio of net investment income to
(a)average net assets before waiver & reimbursement     0.02%             0.25% (a)       0.38%           0.38%            0.28% (a)
Portfolio turnover rate                             51.06%               40.72%          59.92%          16.99%           24.26%

(a)  Annualized.
(b)  For periods of less than a full year, total return is not annualized.
(c)  December 31, 1998 ( commencement of operations) to June 30, 1999.
(d)  The Fund elected to change its fiscal year to December 31.
       The figures shown are for the period July 1, 2001 through December 31, 2001.


See accompanying notes which are an integral part of the financial statements.

                                GJMB Growth Fund
                          Notes to Financial Statements
                                  June 30, 2002
                                   (Unaudited)
NOTE 1.  ORGANIZATION

     GJMB Growth Fund (the "Fund") was organized as a series of the AmeriPrime Funds (the "Trust") on October 22, 1998 and commenced operations on December 31, 1998. The Trust is established under the laws of Ohio by an Agreement and Declaration of Trust dated August 8, 1995 (the "Trust Agreement"). The Trust Agreement permits the Board of Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds currently authorized by the Board of Trustees. The Fund's investment objective is to provide long term capital appreciation. The investment advisor to the Fund is Gamble, Jones, Morphy & Bent (the "Advisor").

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

     Securities Valuations - Securities that are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when in the opinion of the Advisor the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Advisor determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees.

     Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board of Trustees has determined will represent fair value.

     Federal Income Taxes - The Fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains.

     Dividends and Distributions - The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on an annual basis. The Fund intends to distribute its net long term capital gains and its net short term capital gains at least once a year.

                                GJMB Growth Fund
                          Notes to Financial Statements
                            June 30, 2002 - continued
                                   (Unaudited)


NOTE 2. SIGNIFICANT ACCOUNTING POLICIES - continued

Other - The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Gamble, Jones, Morphy & Bent, 301 East Colorado Boulevard, Suite 802,
Pasadena, California, 91101, serves as investment advisor to the Fund. Thomas S. Jones, President of the Advisor, and Christopher E. Morphy, Executive Vice President of the Advisor, own a majority of the Advisor's shares and may be deemed to have controlling interests. The investment decisions for the Fund are made by Gary A. Pulford under the guidance of the executive committee of the Advisor. While Mr. Pulford is responsible for the day-to-day management of the Fund's portfolio, the executive committee is involved in determining the overall make-up of the Fund.

Under the terms of the management agreement (the "Agreement"), the Advisor manages the Fund's investments subject to approval of the Board and pays all of the expenses of the Fund except brokerage fees and commissions, taxes, interest, fees and expenses of the non-interested person trustees and extraordinary expenses. As compensation for its management services and agreement to pay the Fund's expenses, the Fund is obligated to pay the Advisor a fee of 1.20% of the average daily net assets of the Fund. It should be noted that most investment companies pay their own operating expenses directly, while the Fund's expenses, except those specified above, are paid by the Advisor. For the six month ended June 30, 2002 the Advisor earned a fee of $73,354 from the Fund. The Advisor has contractually agreed to reimburse the Fund for all fees and expenses of the non-interested person Trustees through October 31, 2004. For the six month ended June 30, 2002, the Advisor reimbursed Trustees' expenses of $1,031.

The Fund retains Unified Fund Services, Inc. ("Unified"), a wholly owned subsidiary of Unified Financial Services, Inc., to manage the Fund's business affairs and provide the Fund with administrative, transfer agency, and fund accounting services, including all regulatory reporting and necessary office equipment and personnel. The Advisor paid all administrative, transfer agency, and fund accounting fees on behalf of the Fund per the Agreement. A Trustee and the officers of the Trust are members of management and/or employees of Unified.

The Fund retains Unified Financial Securities, Inc., a wholly owned subsidiary of Unified Financial Services, Inc., to act as the principal distributor of its shares. There were no payments made to the distributor during the six months period ended June 30, 2002. A Trustee and officer of the Trust may be deemed to be an affiliate of Unified Financial Securities, Inc.

NOTE 4.  INVESTMENTS

For the six months period ended June 30, 2002, purchases and sales of investment securities, other than short term investments, aggregated $4,047,220, and $3,306,032, respectively. As of June 30, 2002, the gross unrealized appreciation for all securities totaled $229,204 and the gross unrealized depreciation for all securities totaled $2,148,183 for a net unrealized depreciation of $1,918,979.

                                GJMB Growth Fund
                          Notes to Financial Statements
                            June 30, 2002 - continued
                                   (Unaudited)

NOTE 5. ESTIMATES

     Preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 6. RELATED PARTY TRANSACTIONS

     The Advisor is not a registered broker-dealer of securities and thus does not receive commissions on trades made on behalf of the Fund. The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of June 30, 2002, Charles Schwab & Co. held 95.54% of the outstanding Fund shares in an omnibus account for the benefit of others.

NOTE 7.  ELECTION OF TRUSTEES

   At a special meeting of the shareholders held on May 29, 2002, a vote was held to elect members to serve on the Board of Trustees. The vote tally for each Trustee is as follows:

                          For          Witheld           Total
Gary Hippenstiel    10,516,210.432   648,472.896     11,164,683.328
Mark Muller         10,856,443.432   308,239.896     11,164,683.328
Ken Trumpfheller    10,493,506.432   671,176.896     11,164,683.328
Richard Wright      10,858,138.432   306,544.896     11,164,683.328

Ariston Convertible Securities Fund
Schedule of Investments - June 30, 2002 - (Unaudited)

                                                                            Principal
CONVERTIBLE BONDS - 70.8%                                                     Amount                          Value
Biological Products (No Diagnostic Substances) - 7.2%
Gilead Sciences, Inc., 5.00% 12/15/2007                                          345,000                       $ 530,437
                                                                                                        -----------------
                                                                                                        -----------------

Computer Services/Data Processing - 5.3%
Automatic Data Processing, Inc., 0.00%, 02/20/2012                               350,000                         395,938
                                                                                                        -----------------
                                                                                                        -----------------

Computer Storage Devices - 4.3%
Veritas Software Corp., 1.856%, 08/13/2006                                       380,000                         318,725
                                                                                                        -----------------
                                                                                                        -----------------

Electronic Components - 5.7%
Celestica, Inc., 0.00%, 08/01/2020                                             1,000,000                         426,250
                                                                                                        -----------------
                                                                                                        -----------------

Pharmaceutical Preparations - 4.4%
Cephalon, Inc., 5.25% 5/1/2006                                                   350,000                         325,938
                                                                                                        -----------------
                                                                                                        -----------------

Semiconductors & Related Devices - 19.5%
International Rectifier Corp., 4.25%, 7/15/2007 (b)                              770,000                         644,875
Nvidia Corp., 4.75%, 10/15/2007                                                  365,000                         299,756
Semtech Corp., 4.50%, 2/01/2007                                                  525,000                         503,344
                                                                                                        -----------------
                                                                                                        -----------------
                                                                                                               1,447,975
                                                                                                        -----------------
                                                                                                        -----------------
Services Computer Programing Services - 6.1%
BEA Systems, Inc., 4.00%, 12/15/2006 (b)                                         550,000                         448,937
                                                                                                        -----------------
                                                                                                        -----------------

Services Computer Processing & Data Preparation - 7.0%
Affiliated Computer Services, Inc., 3.50%, 2/15/2006                             410,000                         520,700
                                                                                                        -----------------
                                                                                                        -----------------

Services - Prepackaged Software  - 11.3%
Siebel Systems Inc., 5.50%, 9/15/2006                                            350,000                         347,812
Symantec Corp., 3.00%, 11/01/2006                                                400,000                         486,500
                                                                                                        -----------------
                                                                                                        -----------------
                                                                                                                 834,312
                                                                                                        -----------------
                                                                                                        -----------------
TOTAL CONVERTIBLE BONDS
   (Cost $6,145,607)                                                                                           5,249,212
                                                                                                        -----------------
                                                                                                        -----------------

COMMON STOCKS - 28.8%                                                         Shares                         Value

Biological Products - 6.8%
Genzyme Corp. (a)                                                                 26,300                         506,012
                                                                                                        -----------------
                                                                                                        -----------------

Radio & TV Broadcasting & Communications - 7.2%
Qualcomm, Inc. (a)                                                                19,269                         529,705
                                                                                                        -----------------
                                                                                                        -----------------

Semiconductors  & Related Devices - 14.8%
Analog Devices, Inc. (a)                                                          37,000                       1,098,900
                                                                                                        -----------------
                                                                                                        -----------------
TOTAL COMMON STOCKS
   (Cost $1,051,305)                                                                                           2,134,617
                                                                                                        -----------------
                                                                                                        -----------------

See accompanying notes which are an integral part of the financial statements.

Ariston Convertible Securities Fund
Schedule of Investments - June 30, 2002 - (Unaudited) - continued

Call Options - 0.0%                                                         Shares Subject to Call           Value
NASDAQ 100 @ 70 Expires 1/18/2003                                                 5,500                      $ 275
                                                                                                        -----------------
                                                                                                        -----------------
        (Cost $119,848)

Money Market Securities - 1.7%                                              Principal
Huntington Money Fund - Investment A, 0.81%, (c)                              Amount
(Cost $124,219)                                                                  124,219                         124,219
                                                                                                        -----------------
                                                                                                        -----------------

TOTAL INVESTMENTS - 101.3%
   (Cost $7,440,979)                                                                                           7,508,323
                                                                                                        -----------------
                                                                                                        -----------------
Other assets less liabilities - (1.3)%                                                                           (96,142)
                                                                                                        -----------------
                                                                                                        -----------------
TOTAL NET ASSETS - 100.0%                                                                                    $ 7,412,181
                                                                                                        =================
                                                                                                        =================



(a) Non-income producing
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, to qualified institutional buyers. At June 30, 2002 the value of these securities amounted to $1,093,812 or 14.8% of net assets.
(c) Variable rate security; the coupon rate shown represents the rate at June
30, 2002.


See accompanying notes which are an integral part of the financial statements.

Ariston Convertible Securities Fund
Statement of Assets and Liabilities
June 30, 2002 (Unaudited)



Assets
Investments in securities, at value (cost $7,440,979)                                                  $ 7,508,323
Interest receivable                                                                                         49,297
                                                                                                    ---------------
     Total assets                                                                                        7,557,620
                                                                                                    ---------------

Liabilities
Accrued advisory fees                                                                                       20,373
Redemptions payable                                                                                        124,903
Other payables and accrued expenses                                                                            163
                                                                                                    ---------------
     Total liabilities                                                                                     145,439
                                                                                                    ---------------

Net Assets                                                                                             $ 7,412,181
                                                                                                    ===============

Net Assets consist of:
Paid in capital                                                                                         10,672,279
Accumulated net investment income (loss)                                                                   (94,202)
Accumulated net realized gain (loss) on investments                                                     (3,233,240)
Net unrealized appreciation (depreciation) on investments                                                   67,344
                                                                                                    ---------------

Net Assets, for 681,077 shares                                                                         $ 7,412,181
                                                                                                    ===============

Net Asset Value
Offering price and redemption price per share ($7,412,181 / 681,077)                                       $ 10.88
                                                                                                    ===============

See accompanying notes which are an integral part of the financial statements.

Ariston Convertible Securities Fund
Statement of Operations
Six months ended June 30, 2002 (Unaudited)


Investment Income
Interest income                                                                                             $ 8,971
                                                                                                    ----------------
  Total Income                                                                                                8,971
                                                                                                    ----------------

Expenses
Investment advisor fee                                                                                      101,772
Interest expense                                                                                                854
Trustee expenses                                                                                                847
                                                                                                    ----------------
  Total Expenses                                                                                            103,473
Reimbursed expenses                                                                                            (300)
                                                                                                    ----------------
                                                                                                    ----------------
Total operating expenses                                                                                    103,173
                                                                                                    ----------------
                                                                                                    ----------------
Net Investment Income (Loss)                                                                                (94,202)
                                                                                                    ----------------


Realized & Unrealized Gain (Loss)
Net realized gain (loss) on investment securities                                                          (315,377)
Change in net unrealized appreciation (depreciation)
   on investment securities                                                                              (2,912,556)
                                                                                                    ----------------
                                                                                                    ----------------
Net realized and unrealized gain (loss) on investment securities                                         (3,227,933)
                                                                                                    ----------------
                                                                                                    ----------------
Net increase (decrease) in net assets resulting from operations                                        $ (3,322,135)
                                                                                                    ================

See accompanying notes which are an integral part of the financial statements.

Ariston Convertible Securities Fund
Statement of Changes In Net Assets

                                                                                               Period            Year
                                                                                                ended             Ended
                                                                                            June 30, 2002       Dec. 31,
Increase (Decrease) in Net Assets                                                            (Unaudited)          2001
                                                                                            ---------------   --------------
Operations
  Net investment income (loss)                                                                   $ (94,202)      $ (402,263)
  Net realized gain (loss) on investment securities                                               (315,377)      (2,430,761)
  Change in net unrealized appreciation (depreciation)                                          (2,912,556)      (2,042,903)
                                                                                            ---------------   --------------
                                                                                            ---------------
  Net increase (decrease) in net assets resulting from operations                               (3,322,135)      (4,875,927)
                                                                                            ---------------
Distributions
  From net investment income                                                                             -                -
  From net realized gain                                                                                 -                -
                                                                                            ---------------   --------------
                                                                                            ---------------
  Total distributions                                                                                    -                -
                                                                                            ---------------   --------------
Capital Share Transactions
  Proceeds from shares sold                                                                      1,648,664        2,000,064
  Reinvestment of distributions                                                                          -                -
  Amount paid for shares repurchased                                                            (1,207,208)      (5,797,234)
                                                                                            ---------------   --------------
  Net increase (decrease) in net assets resulting
     from share transactions                                                                       441,456       (3,797,170)
                                                                                            ---------------   --------------
                                                                                            ---------------   --------------
Total Increase (Decrease) in Net Assets                                                         (2,880,679)      (8,673,097)
                                                                                            ---------------   --------------

Net Assets
  Beginning of period                                                                           10,292,860       18,965,957
                                                                                            ---------------   --------------
  End of period [including accumulated net
    investment income (loss) of  $(94,202) and $0, respectively]                               $ 7,412,181      $10,292,860
                                                                                            ===============   ==============

Capital Share Transactions
  Shares sold                                                                                      115,534          108,112
  Shares issued in reinvestment of distributions                                                         -                -
  Shares repurchased                                                                               (89,424)        (343,274)
                                                                                            ---------------   --------------

  Net increase (decrease) from capital transactions                                                 26,110         (235,162)
                                                                                            ===============   ==============

See accompanying notes which are an integral part of the financial statements.

Ariston Convertible Securities Fund
Financial Highlights                              Period ended    Year         Year          Year          Year          Year
                                                   June 30,       ended        ended         ended         ended         ended
                                                    2002    (c)  Dec. 30,     Dec. 30,      Dec. 30,      Dec. 30,       Dec. 30,
                                                  (Unaudited)     2001         2000        1999 (d)        1998          1997
                                                  ------------- ---------    ----------    ----------    ----------    ----------

Selected Per Share Data
Net asset value, beginning of period                $ 15.72       $ 21.31       $ 25.00       $ 15.36       $ 15.08       $ 13.66
                                                   ----------    ----------    ----------    ----------    ----------    ----------
Income from investment operations
  Net investment income (loss)                        (0.14)        (0.52)        (0.58)        (0.11)         0.00          0.11
  Net realized and unrealized gain (loss)             (4.70)        (5.07)        (3.11)        14.49          0.31          1.68
                                                   ----------    ----------    ----------    ----------    ----------    ----------

Total from investment operations                      (4.84)        (5.59)        (3.69)        14.38          0.31          1.79
                                                   ----------    ----------    ----------    ----------    ----------    ----------
Less Distributions to shareholders:
  From net investment income                           0.00          0.00          0.00          0.00          0.00         (0.11)
  From net realized gain                               0.00          0.00          0.00         (4.74)        (0.03)        (0.26)
                                                   ----------    ----------    ----------    ----------    ----------    ----------
Total distributions                                    0.00          0.00          0.00         (4.74)        (0.03)        (0.37)
                                                   ----------    ----------    ----------    ----------    ----------    ----------

Net asset value, end of period                      $ 10.88       $ 15.72       $ 21.31       $ 25.00       $ 15.36       $ 15.08
                                                   ==========    ==========    ==========    ==========    ==========    ==========

Total Return                                         (30.79)%(b)   (26.23)%      (14.76)%      94.61%         2.09%        13.16%

Ratios and Supplemental Data
Net assets, end of period (000)                     $ 7,412       $10,293       $18,966       $15,960       $10,385       $10,345
Ratio of expenses to average net assets                2.28% (a)     2.37%         2.25%         2.10%         2.32%         2.38%
Ratio of expenses to average net assets
   before waiver & reimbursement                       2.27% (a)     2.37%         2.28%         2.10%         2.32%         2.38%
Ratio of net investment income to
   average net assets                                 (2.07) (a)    (3.07)%       (2.30)%       (0.59)%       (0.13)%       0.79%
Ratio of net investment income to
   average net assets before reimbursement            (2.07) (a)    (3.07)%       (2.33)%       (5.90)%       (1.30)%       0.79%
Portfolio turnover rate                               10.57%        26.17%        47.83%        32.89%        27.79%        30.47%

(a)  Annualized.
(b)  For periods of less than a full year, total return is not annualized.
(c)  For the period January 1, 2002 to June 30, 2002.
(d)  See note 1 of the Notes to the Financial Statements.


See accompanying notes which are an integral part of the financial statements.

                      Ariston Convertible Securities Funds
                          Notes to Financial Statements
                            June 30, 2002 (Unaudited)

NOTE 1.  ORGANIZATION

     Ariston Convertible Securities Fund (the "Convertible Securities Fund") was organized as a diversified series of the AmeriPrime Funds (the "Trust") on February 24, 1999. The Trust is established under the laws of Ohio by an Agreement and Declaration of Trust dated August 8, 1995 (the "Trust Agreement"). The investment objective of the Fund is total return. The Trust Agreement permits the Board of Trustees (the "Board") to issue an unlimited number of shares of beneficial interest of separate series without par value. On April 30, 1999, the Convertible Securities Fund acquired the assets and assumed the liabilities of Lexington Convertible Securities Fund (the "Predecessor Fund") in a tax-free reorganization.

NOTE 2.  SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

     Securities Valuations - Common stocks, which are traded on any exchange, are valued at the last quoted sale price. Lacking a last sale price, a security is valued at the mean between the last bid and ask price except when, in the Advisor's opinion, the mean price does not accurately reflect the current value of the security. When market quotations are not readily available, when the Advisor determines the mean price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review and oversight of the Board of the Trust.

     All other securities generally are valued at the mean between the last bid and ask price, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Convertible securities are valued at the greater of the value determined as described in the preceding sentence and the value of the shares of common stock into which the securities are convertible (determined as described in the preceding paragraph). If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when market quotations are not readily available, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

     Federal Income Taxes - The Fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains.

     Dividends and Distributions - The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on a quarterly basis. The Fund intends to distribute its net long-term capital gains and its net short-term capital gains at least once a year.

     Securities Transactions & Investment Income - The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities. During market conditions that cause the underlying common stocks of a convertible security to greatly increase in value, the aggregate amortization of premium can exceed interest income and the aggregate accretion of discount at levels that may cause the Fund to recognize negative income.

                     Ariston Convertible Securities Funds
                          Notes to Financial Statements
                      June 30, 2002 (Unaudited) - continued


NOTE 3.  FEES AND OTHER TRANSACTIONS WITH AFFILIATES

      The Fund retains Ariston Capital Management Corporation (the "Advisor") to manage the Fund's investments. The Advisor was founded in 1977. Richard B. Russell, President and controlling shareholder of the Advisor, is primarily responsible for the day-to-day management of the Fund's portfolio.

    Under the terms of the Fund's management agreement (the "Agreement"), the Advisor manages the Fund's investments subject to approval of the Board and pays all of the expenses of the Fund except brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), fees and expenses of non-interested person trustees, and extraordinary expenses. As compensation for its management services and agreement to pay the Fund's expenses, the Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 2.25% of the average value of daily net assets of the Fund, less 12b-1 expenses and fees and expenses of the non-interested person Trustees. It should be noted that most investment companies pay their own operating expenses directly, while the Fund's expenses, except those specified above, are paid by the Advisor. For the six months ended June 30, 2002, the Advisor received fees of $101,772 from the Fund.

     The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (the "Plan"). The Plan states that the Fund shall pay directly, or reimburse the Advisor or Distributor, for distribution expenses in an amount not to exceed 0.25% of the average daily net assets of the Fund. Expenses of the Fund were not affected by the 12b-1 Plan because the Fund's Advisor has not activated the Plan.

     The Fund retains Unified Fund Services, Inc. ("Unified"), a wholly owned subsidiary of Unified Financial Services, Inc., to manage the Fund's business affairs and provide the Fund with administrative, transfer agency, and fund accounting services, including all regulatory reporting and necessary office equipment and personnel. The Adviser paid all administrative, transfer agency, and fund accounting fees on behalf of the Fund per the Agreement. A Trustee and the officers of the Trust are members of management and /or employees of Unified.

The Fund retains Unified Financial Securities, Inc., a wholly owned subsidiary of Unified Financial Services, Inc. to act as the principal distributor of the Fund's shares. There were no payments made to the distributor during the six months ended June 30, 2002. A Trustee and officer of the Trust may be deemed to be an affiliate of Unified Financial Securities, Inc.

NOTE 4.  INVESTMENTS

     For the six months ended June 30, 2002, purchases and sales of investment securities, other than short-term investments, aggregated $1,342,103 and $940,121, respectively. As of June 30, 2002, the gross unrealized appreciation for all securities totaled $1,258,918 and the gross unrealized depreciation for all securities totaled $1,191,574 for a net unrealized appreciation of $67,344. The aggregate cost of securities for federal income tax purposes at June 30, 2002 was $7,440,979.

NOTE 6. ESTIMATES

     Preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

                      Ariston Convertible Securities Funds
                          Notes to Financial Statements
                      June 30, 2002 (Unaudited) - continued


NOTE 7. RELATED PARTY TRANSACTIONS

     The Advisor is not a registered broker-dealer of securities and thus does not receive commissions on trades made on behalf of the Fund. The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of June 30, 2002, Charles Schwab & Co., Inc. held for the benefit of others, in aggregate, more than 30% of the Fund.

NOTE 8.  ELECTION OF TRUSTEES

   At a special meeting of the shareholders held on May 29, 2002, a vote was held to elect members to serve on the Board of Trustees. The vote tally for each Trustee is as follows:

                          For          Witheld           Total
Gary Hippenstiel    10,516,210.432   648,472.896     11,164,683.328
Mark Muller         10,856,443.432   308,239.896     11,164,683.328
Ken Trumpfheller    10,493,506.432   671,176.896     11,164,683.328
Richard Wright      10,858,138.432   306,544.896     11,164,683.328